Unique Loan ID	GSLoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
298582775	XXX	2	[2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				RB	B	B	B
299373907	XXX	3
[3]   Rescission Period under 3 days
[2]   State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
				ROR executed by borrowers 4/XX/2007 with expiration of rescission period noted as 4/XX/2007. However, mortgage reflects a notary date of 4/XX/2007.		TILA SOL Expired	RB	B	B	B
299523417	XXX	3
[3]   Federal Higher-Priced Mortgage Loan
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   HUD QM APR Test - APR below HUD QM APR Threshold: Safe Harbor
[1]   QM Loan - HUD QM Rule (Conditional)
[1]   TILA Designation: Safe Harbor QM - HUD QM Rule (Conditional - Proof of Insurance required)

Federal Higher-Priced Mortgage Loan - stated APR (6.325%) and audited APR (6.273%) exceeds the HPML threshold of 5.87% (1.5% over applicable APOR, 4.37%). Loan appears to be a compliant Fed HPML.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XXX. JCIII is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
						FHPML - Compliant	RB	B	B	B
299628019	XXX	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   GS APR Under Disclosed More Than .125%
[2]   Affiliated Business Doc Missing
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing

APR under disclosed by .193  which exceeds the .125 tolerance.<!>Finance charges under disclosed by $1704.28 which exceeds the $100 tolerance for purchase transactions. TIL Itemization only disclosed origination charges in the amount of $1,676.83, however, final HUD reflects $2,180.60.<!>
						TILA SOL Expired	RB	B	B	B
298620295	XXX	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
[2]   Initial GFE Missing
							RB	B	B	B
299960301	XXX	3
[3]   MN financed lender fees violation
[2]   State - Missing Additional Open-End Credit Account Disclosures
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Interest Rate Disclosre
[2]   State - Missing Mortgage Originator Disclosure
[2]   State - Missing Notice of Right to Discontinue Escrow
				MN financed lender fees violation. Total points and fees of $XXX exceeds MN financed lender/broker fees threshold of 5% of total loan amount.		State - NC	RC	C	C	C
299320977	XXX	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing
							RB	B	B	B